UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21341

Name of Fund:  BlackRock Preferred and Corporate Income Strategies Fund, Inc.
(PSW)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
     BlackRock Preferred and Corporate Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 - 04/30/2008

Item 1 - Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

------------------------------------

      Semi-Annual Report                           BLACKROCK

      APRIL 30, 2008  |  (UNAUDITED)

------------------------------------

BlackRock Preferred and Corporate Income Strategies Fund, Inc. (PSW) BlackRock Preferred Income Strategies Fund, Inc. (PSY)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

================================================================================

Table of Contents

--------------------------------------------------------------------------------
                                                                           Page
--------------------------------------------------------------------------------
A Letter to Shareholders ...............................................      3

Semi-Annual Report:

Fund Summary ...........................................................      4
The Benefits and Risks of Leveraging ...................................      6
Swap Agreements ........................................................      6
Financial Statements:
   Schedule of Investments .............................................      7
   Statements of Assets and Liabilities ................................     15
   Statements of Operations ............................................     17
   Statements of Changes in Net Assets .................................     18
Financial Highlights ...................................................     20
Notes to Financial Statements ..........................................     22
Officers and Directors .................................................     28
Additional Information .................................................     29


2           SEMI-ANNUAL REPORT                        APRIL 30, 2008

================================================================================

A Letter to Shareholders

Dear Shareholder

Over the past several months, financial markets have been buffeted by the housing recession, the credit market unraveling and related liquidity freeze and steadily rising commodity prices. Counterbalancing these difficulties were booming export activity, a robust non-financial corporate sector and, notably, aggressive and timely monetary and fiscal policy actions.

Amid the market tumult, the Federal Reserve Board (the "Fed") intervened with a series of moves to bolster liquidity and ensure financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Of greater magnitude, however, were the Fed's other policy decisions, which included opening the discount window directly to broker dealers and investment banks and backstopping the unprecedented rescue of Bear Stearns.

The Fed's response to the financial crisis helped to improve credit conditions and investor mood. After hitting a low point on March 17 (coinciding with the collapse of Bear Stearns), equity markets found a welcome respite in April, when the S&P 500 Index of U.S. stocks posted positive monthly performance for the first time since October 2007. International markets, which outpaced those of the U.S. for much of 2007, saw a reversal in that trend, as effects of the credit crisis and downward pressures on growth were far-reaching.

In contrast to equity markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad "flight-to-quality" theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.77% by April
30. Treasury issues relinquished some of their gains in April, however, as investor appetite for risk returned and other high-quality fixed income sectors outperformed.

Problems within the monoline insurance industry and the failure of auctions for auction rate securities plagued the municipal bond market, driving yields higher and prices lower across the curve. However, in conjunction with the more recent shift in sentiment, the sector delivered strong performance in the final month of the reporting period.

Overall, the major benchmark indexes generated results that generally reflected heightened investor risk aversion:

Total Returns as of April 30, 2008                                                    6-month   12-month
---------------------------------------------------------------------------------------------------------
U.S. equities (S&P 500 Index)                                                          - 9.64%   - 4.68%
---------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                           -12.92    -10.96
---------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                      - 9.21    - 1.78
---------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                                    + 4.08    + 6.87
---------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                         + 1.47    + 2.79
---------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)    - 0.73    - 0.80
---------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

================================================================================

Fund Summary April 30, 2008

                  BlackRock Preferred and Corporate Income Strategies Fund, Inc.

--------------------------------------------------------------------------------
Investment Objective
--------------------------------------------------------------------------------

   BlackRock Preferred and Corporate Income Strategies Fund, Inc. (PSW) seeks to provide shareholders with high current income. The secondary objective of the Fund is to seek to provide shareholders with capital appreciation. The Fund seeks to achieve its objectives by investing primarily in a portfolio of preferred securities and debt securities, including convertible securities that may be converted into common stock or other securities of the same or a different issuer.

--------------------------------------------------------------------------------
Performance
--------------------------------------------------------------------------------

   For the six months ended April 30, 2008, the Fund returned -4.67% based on market price, with dividends reinvested. The Fund's return based on net asset value ("NAV") was -12.34%, with dividends reinvested. For the same period, the Lipper Income & Preferred Stock Funds (closed-end) category posted an average return of -10.71% on a NAV basis. During the period, preferred bond funds came under pressure as a result of adverse financial market conditions and concerns about credit quality. Financial issuers, which constitute a majority of the preferred market, were especially affected.

--------------------------------------------------------------------------------
Fund Information
--------------------------------------------------------------------------------

   Symbol on New York Stock Exchange ..............................       PSW
   Initial Offering Date ..........................................  August 1, 2003
   Yield on Closing Market Price as of April 30, 2008 ($15.82)* ...        7.84%
   Current Monthly Distribution per share of Common Stock** .......     $0.1033
   Current Annualized Distribution per share of Common Stock** ....     $1.2396
   Leverage as of April 30, 2008*** ...............................          45%

--------------------------------------------------------------------------------

     * Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

    ** The distribution is not constant and is subject to change.

   *** As a percentage of managed assets, which is the total assets of the Fund
       (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than total debt representing financial leverage).

   The table below summarizes the changes in the Fund's market price and net asset value per share:

   -----------------------------------------------------------------------------
                                  4/30/08   10/31/07   Change     High     Low
   -----------------------------------------------------------------------------
   Market Price ...............   $ 15.82   $  17.29    (8.50%)  $17.50   $14.21
   Net Asset Value ............   $ 16.44   $  19.54   (15.86%)  $19.57   $15.91
   -----------------------------------------------------------------------------

   The following charts show the portfolio composition and credit quality allocations of the Fund's long-term investments:

   -----------------------------------------------------------------------------
   Portfolio Composition
   -----------------------------------------------------------------------------

   Asset Mix                                                  4/30/08   10/31/07
   -----------------------------------------------------------------------------
   Corporate Bonds .......................................      37%        42%
   Preferred Stocks ......................................      26         22
   Capital Trusts ........................................      22         19
   Trust Preferreds ......................................       8          9
   Real Estate Investment Trusts .........................       5          7
   Exchange-Traded Funds .................................       2         --
   U.S. Government Obligations ...........................      --          1
   -----------------------------------------------------------------------------

   -----------------------------------------------------------------------------
   Credit Quality Allocations*
   -----------------------------------------------------------------------------

   Credit Rating                                              4/30/08   10/31/07
   -----------------------------------------------------------------------------
   AAA/Aaa ...............................................      --          3%
   AA/Aa .................................................      12%        12
   A/A ...................................................      28         21
   BBB/Baa ...............................................      21         30
   BB/Ba .................................................       5          4
   Not Rated .............................................       2          2
   Other** ...............................................      32         28
   -----------------------------------------------------------------------------

    * Using the higher of Standard & Poor's or Moody's Investors Service ratings.

   ** Includes portfolio holdings in Preferred Stocks, Real Estate Investment
      Trusts and exchange-traded funds.


4           SEMI-ANNUAL REPORT                        APRIL 30, 2008

================================================================================

Fund Summary April 30, 2008
                                BlackRock Preferred Income Strategies Fund, Inc.

--------------------------------------------------------------------------------
Investment Objective
--------------------------------------------------------------------------------

   BlackRock Preferred Income Strategies Fund, Inc. (PSY) seeks to provide shareholders current income. The secondary objective of the Fund is to seek to provide shareholders with capital appreciation. The Fund seeks to achieve its objectives by investing primarily in a portfolio of preferred securities, including convertible preferred securities that may be converted into common stock or other securities of the same or a different issuer.

--------------------------------------------------------------------------------
Performance
--------------------------------------------------------------------------------

   For the six months ended April 30, 2008, the Fund returned -2.27% based on market price, with dividends reinvested. The Fund's return based on NAV was -13.73%, with dividends reinvested. For the same period, the Lipper Income & Preferred Stock Funds (closed-end) category posted an average return of -10.71% on a NAV basis. During the period, preferred bond funds came under pressure as a result of adverse financial market conditions and concerns about credit quality. Financial issuers, which constitute a majority of the preferred market, were especially affected.

--------------------------------------------------------------------------------
Fund Information
--------------------------------------------------------------------------------

   Symbol on New York Stock Exchange ..............................       PSY
   Initial Offering Date ..........................................  March 28, 2003
   Yield on Closing Market Price as of April 30, 2008 ($15.86)* ...        8.67%
   Current Monthly Distribution per share of Common Stock** .......   $0.114583
   Current Annualized Distribution per share of Common Stock** ....   $1.374996
   Leverage as of April 30, 2008*** ...............................          45%

--------------------------------------------------------------------------------

     * Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

    ** The distribution is not constant and is subject to change.

   *** As a percentage of managed assets, which is the total assets of the Fund
       (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than total debt representing financial leverage).

   The table below summarizes the changes in the Fund's market price and net asset value per share:

   -----------------------------------------------------------------------------
                                  4/30/08   10/31/07   Change     High      Low
   -----------------------------------------------------------------------------
   Market Price ...............   $ 15.86   $  16.94    (6.38%)  $17.65   $14.53
   Net Asset Value ............   $ 16.47   $  19.93   (17.36%)  $19.95   $16.08
   -----------------------------------------------------------------------------

   The following charts show the portfolio composition and credit quality allocations of the Fund's long-term investments:

   -----------------------------------------------------------------------------
   Portfolio Composition
   -----------------------------------------------------------------------------

   Asset Mix                                                  4/30/08   10/31/07
   -----------------------------------------------------------------------------
   Corporate Bonds ........................................     34%        38%
   Capital Trusts .........................................     29         25
   Preferred Stocks .......................................     26         25
   Trust Preferreds .......................................      7          8
   Real Estate Investment Trusts ..........................      2          3
   Exchange-Traded Funds ..................................      2         --
   U.S. Government Obligations ............................     --          1
   -----------------------------------------------------------------------------

   -----------------------------------------------------------------------------
   Credit Quality Allocations*
   -----------------------------------------------------------------------------

   Credit Rating                                              4/30/08   10/31/07
   -----------------------------------------------------------------------------
   AAA/Aaa ................................................     --          1%
   AA/Aa ..................................................     14%        13
   A/A ....................................................     32         29
   BBB/Baa ................................................     19         23
   BB/Ba ..................................................      3          2
   Not Rated ..............................................      2          3
   Other** ................................................     30         29
   -----------------------------------------------------------------------------

    * Using the higher of Standard & Poor's or Moody's Investors Service ratings.

   ** Includes portfolio holdings in Preferred Stocks, Real Estate Investment
      Trusts and exchange-traded funds.


            SEMI-ANNUAL REPORT                        APRIL 30, 2008           5

================================================================================

The Benefits and Risks of Leveraging

BlackRock Preferred and Corporate Income Strategies Fund, Inc. and BlackRock Preferred Income Strategies Fund, Inc. (each a "Fund" and, collectively, the "Funds") utilize leverage through the issuance of Preferred Stock. The concept of leverage is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest or dividend rates on the Preferred Stock, which normally will be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund's Common Stock shareholders will be the beneficiaries of the incremental yield.

Leverage creates risks for Common Stock shareholders, including the likelihood of greater NAV and market price volatility. In addition, there is the risk that fluctuations in the dividend rates on any Preferred Stock may reduce the Common Stock's yield and negatively impact its NAV and market price. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, each Fund's net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Fund's net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Stock shareholders will be reduced.

As of April 30, 2008, BlackRock Preferred and Corporate Income Strategies Fund, Inc. and BlackRock Preferred Income Strategies Fund, Inc. each had leverage amounts of 45% of managed assets.

--------------------------------------------------------------------------------
Swap Agreements
--------------------------------------------------------------------------------

The Fund may invest in swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified bond, basket of bonds or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different bond, basket of bonds or index. Swap agreements may be used to obtain exposure to a bond or market without owning or taking physical custody of securities. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.


6           SEMI-ANNUAL REPORT                        APRIL 30, 2008

================================================================================

Schedule of Investments April 30, 2008 (Unaudited)

                  BlackRock Preferred and Corporate Income Strategies Fund, Inc.
                                     (Percentages shown are based on Net Assets)

                                                          Par
Capital Trusts                                           (000)       Value
--------------------------------------------------------------------------------
Capital Markets -- 3.4%
Credit Suisse Guernsey Ltd. Series 1, 3.755%
   (a)(b)                                           $      1,400   $  1,119,538
Lehman Brothers Holdings Capital Trust V, 3.915%
   (a)(b)                                                  1,600      1,088,461
State Street Capital Trust III, 8.25% (a)(b)                 980        976,681
State Street Capital Trust IV, 3.80%, 6/01/67 (a)          3,390      2,574,261
                                                                   ------------
                                                                      5,758,941
================================================================================
Commercial Banks -- 9.7%
Abbey National Capital Trust I, 8.963% (a)(b)                725        774,676
BB&T Capital Trust IV, 6.82%, 6/12/77 (a)                  4,600      4,045,516
Barclays Bank Plc, 5.926%, (a)(b)(c)                       1,585      1,338,282
First Empire Capital Trust II, 8.277%, 6/01/27               910        913,899
Hubco Capital Trust II Series B, 7.65%, 6/15/28            1,500      1,559,839
Huntington Capital III, 6.65%, 5/15/37 (a)                   975        704,893
Regions Financing Trust II, 6.625%,
   5/15/47 (a)                                             1,430      1,001,465
Royal Bank of Scotland Group Plc, 7.648% (a)(b)              980        827,994
Wachovia Corp. Series K, 7.98% (a)(b)                      5,335      5,248,786
                                                                   ------------
                                                                     16,415,350
================================================================================
Consumer Finance -- 0.6%
MBNA Capital A, 8.278%, 12/01/26                             910        922,614
================================================================================
Diversified Financial Services -- 10.4%
Bank of America Corp. Series M, 8.125% (a)(b)              3,800      3,883,524
Citigroup, Inc., 8.40% (b)                                 5,800      5,870,064
Farm Credit Bank of Texas Series 1, 7.561% (a)(b)          3,000      2,925,210
JPMorgan Chase & Co., 7.90% (b)                            3,500      3,565,450
JPMorgan Chase Capital XXIII, 4.065%,
   5/15/77 (a)                                             1,830      1,399,901
                                                                   ------------
                                                                     17,644,149
================================================================================
Insurance -- 10.9%
AON Corp., 8.205%, 1/01/27                                 3,990      3,762,818
Ace Capital Trust II, 9.70%, 4/01/30                       1,510      1,741,735
Farmers Exchange Capital, 7.05%, 7/15/28 (c)               9,110      8,358,881
Genworth Financial, Inc., 6.15%, 11/15/66 (a)                750        628,081
Mangrove Bay Pass-Through Trust, 6.102%,
   7/15/33 (a)(c)                                          3,000      2,157,180
Oil Casualty Insurance Ltd., 8%, 9/15/34 (c)                 915        796,107
Zenith National Insurance Capital Trust I, 8.55%
   (c)(d)                                                  1,000        945,000
                                                                   ------------
                                                                     18,389,802
================================================================================
Multi-Utilities -- 0.7%
Dominion Resources Capital Trust I,
   7.83%, 12/01/27                                         1,200      1,227,649
================================================================================
Thrifts & Mortgage Finance -- 0.4%
Webster Capital Trust IV, 7.65%, 6/15/37 (a)                 975        714,586
--------------------------------------------------------------------------------
Total Capital Trusts -- 36.1%                                        61,073,091
================================================================================

================================================================================

Preferred Stocks                                          Shares
--------------------------------------------------------------------------------
Capital Markets -- 0.2%
Deutsche Bank Contingent Capital Trust II, 6.55%          15,000        333,000
--------------------------------------------------------------------------------
Commercial Banks -- 6.7%
Barclays Bank Plc, 8.125%                                 50,000      1,267,500
First Tennessee Bank NA, 3.90% (a)(c)                      1,176        844,515
Provident Financial Group, Inc., 7.75%                    42,000      1,080,190

================================================================================

Preferred Stocks                                          Shares       Value
--------------------------------------------------------------------------------
Commercial Banks (concluded)
Santander Finance Preferred
  SA Unipersonal:
   6.50%                                                 134,000   $  2,843,319
   6.80%                                                 110,000      2,447,500
Sovereign Bancorp, Inc. Series C, 7.30% (e)                1,400         27,020
Wachovia Corp. Series J, 8%                              112,500      2,830,500
                                                                   ------------
                                                                     11,340,544
================================================================================
Consumer Finance -- 1.2%
Capital One Capital II, 7.50%, 6/15/66                 2,325,500      1,995,300
================================================================================
Diversified Financial Services -- 6.6%
Citigroup, Inc. Series AA, 8.125%                        130,000      3,295,500
Citigroup, Inc. Series T, 6.50% (f)(g)                    60,000      3,129,000
Cobank ACB, 7% (c)                                        38,000      1,712,508
JPMorgan Chase Capital XXI Series U, 3.80% (a)         3,870,000      2,985,651
                                                                   ------------
                                                                     11,122,659
================================================================================
Electric Utilities -- 2.2%
Alabama Power Co., 6.50%                                  25,000        618,750
Entergy Arkansas, Inc., 6.45%                             28,800        717,301
Entergy Louisiana LLC, 6.95%                              22,650      2,393,199
                                                                   ------------
                                                                      3,729,250
================================================================================
Insurance -- 12.5%
AXA SA, 6.379% (a)(c)                                  3,585,000      3,083,792
Aspen Insurance Holdings Ltd., 7.401% (a)                 55,000      1,201,750
Axis Capital Holdings Ltd:
   Series A, 7.25%                                        35,000        834,050
   Series B, 7.50% (a)                                     9,000        865,688
Endurance Specialty Holdings Ltd.
   Series A, 7.75%                                        35,200        832,480
Financial Security Assurance Holdings Ltd.,
   6.40% (a)(c)                                        1,740,000      1,259,814
Great West Life & Annuity Insurance Co.,
   7.153% (a)(c)                                       2,000,000      1,822,568
MetLife, Inc., 6.40%                                   4,225,000      3,802,661
MetLife, Inc. Series B, 6.50%                            170,000      3,915,100
PartnerRe Finance II, 6.44% (a)                        1,450,000      1,156,510
RenaissanceRe Holding Ltd. Series D, 6.60%               110,000      2,348,500
                                                                   ------------
                                                                     21,122,913
================================================================================
Multi-Utilities -- 1.2%
Dominion Resources, Inc., 7.50% (a)                    2,100,000      1,947,620
================================================================================
Oil, Gas & Consumable Fuels -- 0.5%
Enterprise Products Operating LP, 8.375% (a)             825,000        821,154
================================================================================
Thrifts & Mortgage Finance -- 9.3%
Fannie Mae, 8.25%                                        190,000      4,757,600
Fannie Mae Series L, 5.125%                                6,000        205,500
Fannie Mae Series O, 7% (a)                              100,000      4,581,250
Freddie Mac Series:
   U, 5.90%                                               50,000      1,000,000
   V, 5.57%                                               75,000      1,422,660
   Y, 6.55%                                              100,000      2,305,000
   Z, 8.375%                                              55,000      1,408,000
                                                                   ------------
                                                                     15,680,010
================================================================================
Wireless Telecommunication Services -- 1.6%
Centaur Funding Corp., 9.08% (c)                           2,720      2,731,900
--------------------------------------------------------------------------------
Total Preferred Stocks -- 41.9%                                      70,824,350
================================================================================

See Notes to Financial Statements.


            SEMI-ANNUAL REPORT                        APRIL 30, 2008           7

================================================================================

                  BlackRock Preferred and Corporate Income Strategies Fund, Inc.
                                     (Percentages shown are based on Net Assets)

Real Estate Investment Trusts                             Shares         Value
--------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) -- 7.2%
BRE Properties, Inc. Series D, 6.75%                      10,000   $    216,200
First Industrial Realty Trust, Inc., 6.236% (a)              610        629,825
HCP, Inc. Series F, 7.10%                                 17,000        374,340
HRPT Properties Trust:
   Series B, 8.75%                                       247,917      6,202,883
   Series C, 7.125%                                      125,000      2,688,750
iStar Financial, Inc. Series I, 7.50%                     59,500        941,290
Public Storage, Inc. Series I, 7.25%                      40,000        960,000
Public Storage Series F, 6.45%                            10,000        211,000
--------------------------------------------------------------------------------
Total Real Estate Investment Trusts -- 7.2%                          12,224,288
================================================================================

================================================================================

                                                            Par
Trust Preferreds                                           (000)
--------------------------------------------------------------------------------
Diversified Financial Services -- 1.0%
Citigroup Capital XVII, 6.35%, 3/15/67 (a)(g)       $      1,980      1,674,171
================================================================================
Electric Utilities -- 0.7%
PPL Energy Supply LLC, 7%, 7/15/46                         1,235      1,230,383
================================================================================
Gas Utilities -- 5.9%
Southwest Gas Capital II, 7.70%, 9/15/43                  10,000      9,902,697
================================================================================
Insurance -- 2.1%
ABN AMRO North America Capital Funding
   Trust II, 2.855% (a)(b)(c)(d)                           2,000      1,361,435
Lincoln National Capital VI Series F,
   6.75%, 9/11/52                                          2,250      2,172,397
                                                                   ------------
                                                                      3,533,832
================================================================================
Media -- 3.1%
Comcast Corp., 6.625%, 5/15/56                             5,875      5,239,419
================================================================================
Thrifts & Mortgage Finance -- 0.5%
Countrywide Financial Corp., 6.75%, 4/01/33                1,250        926,988
--------------------------------------------------------------------------------
Total Trust Preferreds -- 13.3%                                      22,507,490
================================================================================
Total Preferred Securities -- 98.5%                                 166,629,219
================================================================================

================================================================================

Corporate Bonds
================================================================================
Building Products -- 0.5%
C8 Capital SPV Ltd., 6.64% (a)(b)(c)                         980        910,695
================================================================================
Capital Markets -- 3.9%
Ameriprise Financial, Inc., 7.518%, 6/01/66 (a)            1,900      1,754,855
The Bear Stearns Cos., Inc., 6.40%, 10/02/17               1,000      1,031,713
Credit Suisse Guernsey Ltd., 5.86% (a)(b)                  1,970      1,667,428
Lehman Brothers Holdings, Inc.:
   4.50%, 9/15/22 (a)                                        330        320,211
   6.875%, 7/17/37                                         1,950      1,807,835
                                                                   ------------
                                                                      6,582,042
================================================================================

                                                            Par
Corporate Bonds                                            (000)       Value
--------------------------------------------------------------------------------
Commercial Banks -- 18.7%
BNP Paribas, 7.195% (a)(b)(c)                       $      7,000   $  6,566,903
Bank of Ireland Capital Funding II, LP,
   5.571% (a)(b)(c)                                        2,015      1,500,746
Bank of Ireland Capital Funding III, LP,
   6.107% (a)(b)(c)                                        2,150      1,632,723
Barclays Bank Plc (a)(b)(c):
      7.70%                                                3,000      3,062,433
      7.434%                                               1,325      1,269,987
Credit Agricole SA, 6.637% (a)(b)(c)                       7,945      6,514,694
Royal Bank of Scotland Group Plc (b)(c):
      9.118%                                               1,200      1,213,145
      6.99% (a)                                            1,400      1,285,014
      Series MTN, 7.64% (a)                                1,900      1,788,404
Societe Generale, 5.922% (a)(b)(c)                         4,600      3,930,143
Standard Chartered Bank, 7.014% (a)(b)(c)                  2,350      2,168,159
SunTrust Preferred Capital I, 5.853% (a)(b)                1,050        798,000
                                                                   ------------
                                                                     31,730,351
================================================================================
Diversified Financial Services -- 6.3%
Bank of America Corp. Series K, 8% (a)(b)                  6,310      6,419,655
Citigroup, Inc., 8.30%, 12/21/77 (a)                       1,317      1,344,571
JPMorgan Chase Capital XXV, 6.80%, 10/01/37                3,125      2,961,516
                                                                   ------------
                                                                     10,725,742
================================================================================
Electric Utilities -- 0.8%
PPL Capital Funding, 6.70%, 3/30/67 (a)                    1,500      1,278,389
================================================================================
Gas Utilities -- 1.1%
Southern Union Co., 7.20%, 11/01/66 (a)                    2,350      1,918,178
================================================================================
Insurance -- 24.7%
The Allstate Corp., 6.50%, 5/15/57 (a)                     3,200      2,935,584
The Allstate Corp. Series B, 6.125%, 5/15/67 (a)           2,625      2,438,145
American International Group, Inc.,
   6.25%, 3/15/87 (g)                                      2,800      2,468,732
Chubb Corp., 6.375%, 3/29/67 (a)                           4,475      4,175,412
Everest Reinsurance Holdings, Inc., 6.60%,
   5/01/67 (a)                                             3,560      2,894,825
Liberty Mutual Group, Inc., 7%, 3/15/37 (a)(c)             2,550      2,350,682
Lincoln National Corp. (a):
   7%, 5/17/66                                             3,000      2,764,428
   6.05%, 4/20/67                                          1,250      1,073,845
Nationwide Life Global Funding I,
   6.75%, 5/15/67                                          2,450      1,994,721
Oil Insurance Ltd., 7.558% (a)(b)(c)                       1,000        873,690
Progressive Corp., 6.70%, 6/15/37 (a)                      2,900      2,593,290
QBE Capital Funding II LP, 6.797% (a)(b)(c)                2,120      1,821,050
Reinsurance Group of America, 6.75%,
   12/15/65 (a)                                              700        555,551
Swiss Re Capital I LP, 6.854% (a)(b)(c)                    2,225      2,018,972
The Travelers Cos., Inc., 6.25%, 3/15/67 (a)               5,750      5,032,699
ZFS Finance (USA) Trust II, 6.45%,
   12/15/65 (a)(c)                                         1,800      1,585,606

See Notes to Financial Statements.


8           SEMI-ANNUAL REPORT                        APRIL 30, 2008

================================================================================

                  BlackRock Preferred and Corporate Income Strategies Fund, Inc.
                                     (Percentages shown are based on Net Assets)

                                                            Par
Corporate Bonds                                            (000)       Value
--------------------------------------------------------------------------------
Insurance (concluded)
ZFS Finance (USA) Trust IV, 5.875%,
   5/09/32 (a)(c)                                   $        500   $    458,380
ZFS Finance (USA) Trust V, 6.50%,
   5/09/67 (a)(c)                                          4,355      3,836,415
                                                                   ------------
                                                                     41,872,027
================================================================================
Multi-Utilities -- 0.3%
Puget Sound Energy, Inc. Series A, 6.974%,
   6/01/67 (a)                                               475        428,068
================================================================================
Oil, Gas & Consumable Fuels -- 2.6%
Conoco Funding Co., 6.35%, 10/15/11                        1,510      1,613,400
Plains All American Pipeline LP, 6.50%,
   5/01/18 (c)                                               800        803,411
TransCanada PipeLines Ltd., 6.35%,
   5/15/67 (a)                                             2,150      1,910,853
                                                                   ------------
                                                                      4,327,664
================================================================================
Thrifts & Mortgage Finance -- 0.3%
Washington Mutual Preferred Funding Delaware,
   6.534% (a)(b)(c)                                          800        460,056
--------------------------------------------------------------------------------
Total Corporate Bonds -- 59.2%                                      100,233,212
================================================================================

Exchange-Traded Funds                                     Shares      Value
--------------------------------------------------------------------------------
UltraShort Financials ProShares                           46,000   $  4,657,960
--------------------------------------------------------------------------------
Total Exchange-Traded Funds -- 2.8%                                   4,657,960
================================================================================
Total Long-Term Investments
(Cost -- $295,281,096) -- 160.5%                                    271,520,391
================================================================================

================================================================================

                                                      Beneficial
                                                        Interest
Short-Term Securities                                      (000)
--------------------------------------------------------------------------------
BlackRock Liquidity Series, LLC Cash Sweep
   Series, 3.03% (h)(i)                             $     35,107     35,106,666
--------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $35,106,666) -- 20.7%                                       35,106,666
================================================================================
Total Investments
(Cost -- $330,387,762*) -- 181.2%                                   306,627,057

Liabilities in Excess of Other Assets -- (0.5%)                        (866,289)

Preferred Stock,
at Redemption Value -- (80.7%)                                     (136,517,798)
                                                                   ------------
Net Assets Applicable to Common Stock -- 100.0%                    $169,242,970
                                                                   ============

--------------------------------------------------------------------------------
* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost ...........................................   $330,381,803
                                                                   ============
      Gross unrealized appreciation ............................   $  1,676,011
      Gross unrealized depreciation ............................    (25,430,757)
                                                                   ------------
      Net unrealized depreciation ..............................   $(23,754,746)
                                                                   ============

(a) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b) Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment may be deferred at the issuers option for a specified time without default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicative these securities are not considered to be illiquid.

(d)   Illiquid security.

(e)   Depositary receipts.

(f)   Convertible security.

(g) All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.

(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                        Net
                                                      Activity       Interest
      Affiliate                                        (000)          Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                          $     12,151   $    643,631
      --------------------------------------------------------------------------

(i)   Represents the current yield as of report date.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

o     Financial futures contracts sold as of April 30,2008 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
      Number of                        Expiration       Face       Appreciation
      Contracts          Issue            Date         Value      (Depreciation)
      --------------------------------------------------------------------------
                         5-Year           June
         189      U.S. Treasury Bond      2008     $  21,146,912  $     (18,135)
                        10-Year           June
         125      U.S. Treasury Bond      2008        14,894,257  $     417,694
                        30-Year           June
         974      U.S. Treasury Bond      2008       114,250,295  $     398,826
      --------------------------------------------------------------------------
      Total Net  Unrealized Appreciation                          $     798,385
                                                                  =============

See Notes to Financial Statements.


            SEMI-ANNUAL REPORT                        APRIL 30, 2008           9

================================================================================

Schedule of Investments (concluded)

                  BlackRock Preferred and Corporate Income Strategies Fund, Inc.

o     Swaps outstanding as of April 30, 2008 were as follows:

      --------------------------------------------------------------------------------
                                                           Notional       Unrealized
                                                            Amount       Appreciation
                                                             (000)      (Depreciation)
      --------------------------------------------------------------------------------
      Receive a fixed rate of 3.1925% and pay a
      floating rate based on 3-month USD LIBOR
      Broker, Citibank N.A.
      Expires April 2010                                 $     74,700   $     113,974
      Receive a fixed rate of 3.193% and pay a
      floating rate based on 3-month USD LIBOR
      Broker, Deutsche Bank AG
      Expires April 2010                                       99,600         152,948
      Bought credit default protection on Capital One
      Financial Corp. and pay 4.175%
      Broker, Citibank N.A.
      Expires March 2013                                        1,000         (77,819)
      Bought credit default protection on Capital One
      Financial Corp. and pay 4.2%
      Broker, Deutsche Bank AG
      Expires March 2013                                        2,000        (157,700)
      Bought credit default protection on American
      Express Company and pay 2.10%
      Broker, JPMorgan Chase
      Expires March 2013                                        2,000         (92,840)
      Bought credit default protection on Lehman
      Brothers Holdings, Inc. and pay 4.95%
      Broker, Deutsche Bank AG
      Expires March 2013                                        1,000        (139,122)
      Receive a fixed rate of 3.8925% and pay a
      floating rate based on 3-month USD LIBOR
      Broker, Lehman Brothers Special Finance
      Expires April 2013                                       19,900          87,495
      Bought credit default protection on Kimco Realty
      Corp. and pay 2.4%
      Broker, Goldman Sachs & Co.
      Expires March 2018                                        1,000         (82,377)
      Bought credit default protection on Mack-Cali
      Realty L.P. and pay 3.1%
      Broker, Goldman Sachs & Co.
      Expires March 2018                                        1,000         (55,731)
      Bought credit default protection on ERP
      Operating Limited Partnership and pay 2.35%
      Broker, Goldman Sachs & Co.
      Expires March 2018                                        1,000         (95,644)
      --------------------------------------------------------------------------------
      Total                                                             $    (346,816)
                                                                        =============

See Notes to Financial Statements.


10          SEMI-ANNUAL REPORT                        APRIL 30, 2008

================================================================================

Schedule of Investments April 30, 2008 (Unaudited)

                                BlackRock Preferred Income Strategies Fund, Inc.
                                     (Percentages shown are based on Net Assets)

                                                         Par
Capital Trusts                                          (000)          Value
--------------------------------------------------------------------------------
Capital Markets -- 3.4%
Credit Suisse Guernsey Ltd, Series 1,
   3.755% (a)(b)                                    $      5,800   $  4,638,086
Lehman Brothers Holdings Capital Trust V,
   3.915% (a)(b)                                           6,400      4,353,843
State Street Capital Trust III, 8.25% (a)(b)               4,000      3,986,453
State Street Capital Trust IV, 3.80%, 6/01/67 (a)         12,535      9,518,690
                                                                   ------------
                                                                     22,497,072
================================================================================
Commercial Banks -- 19.5%
ABN AMRO North America Holding Preferred
   Capital Repackaging Trust I, 6.523% (a)(b)(c)          12,035     11,843,126
Abbey National Capital Trust I, 8.963% (a)(b)              2,811      3,003,607
BB&T Capital Trust IV, 6.82%, 6/12/77 (a)                 18,350     16,138,091
Bank One Capital III, 8.75%, 9/01/30                       2,000      2,180,868
Barclays Bank Plc, 5.926% (a)(b)(c)                        6,115      5,163,151
First Empire Capital Trust II, 8.277%, 6/01/27             3,630      3,645,555
HSBC America Capital Trust I, 7.808%,
   12/15/26 (c)                                            2,000      2,014,218
HSBC Capital Funding LP/Jersey Channel
   Islands, 10.176% (a)(b)(c)                             15,835     19,610,919
HSBC Finance Capital Trust IX, 5.911%,
   11/30/35 (a)                                            7,300      6,066,242
Hubco Capital Trust II Series B, 7.65%, 6/15/28           12,275     12,764,685
Huntington Capital III, 6.65%, 5/15/37 (a)                 3,850      2,783,423
NationsBank Capital Trust III, 3.263%,
   1/15/27 (a)                                            13,470     10,133,643
Regions Financing Trust II, 6.625%, 5/15/47 (a)            5,705      3,995,354
Royal Bank of Scotland Group Plc, 7.648% (a)(b)            3,930      3,320,426
SunTrust Preferred Capital I, 5.853% (a)(b)                4,175      3,173,000
Wachovia Corp, Series K, 7.98% (a)(b)                     24,650     24,251,656
                                                                   ------------
                                                                    130,087,964
================================================================================
Consumer Finance -- 0.7%
MBNA Capital A, 8.278%, 12/01/26                           4,630      4,694,181
================================================================================
Diversified Financial Services -- 11.9%
AgFirst Farm Credit Bank, 8.393%, 12/15/16 (a)(d)         15,000     12,610,935
Bank of America Corp., Series M, 8.125% (a)(b)            15,200     15,534,096
Citigroup, Inc., 8.40% (a)(b)                             23,000     23,277,840
Farm Credit Bank of Texas Series 1,
   7.561%, (a)(b)                                          9,000      8,775,630
JPMorgan Chase & Co., 7.90% (a)(b)                        13,000     13,243,100
JPMorgan Chase Capital XXIII, 4.065%,
   5/15/77 (a)                                             8,375      6,406,649
                                                                   ------------
                                                                     79,848,250
================================================================================
Electric Utilities -- 0.8%
SWEPCO Capital I, 5.25%, 10/01/43 (a)                      5,000      5,027,690
================================================================================
Insurance -- 10.6%
AON Corp., 8.205%, 1/01/27                                12,175     11,481,780
Ace Capital Trust II, 9.70%, 4/01/30                      11,300     13,034,177
Farmers Exchange Capital, 7.05%, 7/15/28 (c)              15,000     13,763,250
GE Global Insurance Holding Corp.,
   7.75%, 6/15/30                                         10,000     10,587,070
Genworth Financial, Inc., 6.15%, 11/15/66 (a)              3,000      2,512,323
ING Capital Funding Trust III, 8.439% (a)(b)               6,066      6,092,575
Oil Casualty Insurance Ltd., 8%, 9/15/34 (c)               3,605      3,136,574

                                                         Par
Capital Trusts                                          (000)          Value
--------------------------------------------------------------------------------
Insurance (concluded)
Principal Life Insurance Co., 8%, 3/01/2044
   (Surplus Notes) (c)                              $      6,325   $  6,917,690
Zenith National Insurance Capital Trust I, 8.55%,
   8/01/28 (c)(d)                                          3,750      3,543,750
                                                                   ------------
                                                                     71,069,189
================================================================================
Multi-Utilities -- 1.5%
Dominion Resources Capital Trust I,
   7.83%, 12/01/27                                        10,000     10,230,410
================================================================================
Road & Rail -- 0.5%
BNSF Funding Trust I, 6.613%, 12/15/55 (a)                 3,750      3,442,980
================================================================================
Thrifts & Mortgage Finance -- 0.4%
Webster Capital Trust IV, 7.65%, 6/15/37 (a)               3,875      2,840,022
--------------------------------------------------------------------------------
Total Capital Trusts -- 49.3%                                       329,737,758
================================================================================

================================================================================

Preferred Stocks                                       Shares
--------------------------------------------------------------------------------
Capital Markets -- 0.2%
Deutsche Bank Contingent Capital Trust II, 6.55%          72,200      1,602,840
================================================================================
Commercial Banks -- 8.5%
Barclays Bank Plc, 8.125%                                225,000      5,703,750
First Tennessee Bank NA, 3.90% (c)                         4,650      3,339,281
Provident Financial Group, Inc., 7.75%                   166,800      4,289,896
SG Preferred Capital II, 6.302% (a)                       23,000     21,806,875
Santander Finance Preferred SA Unipersonal:
     6.50%                                               374,000      7,935,831
     6.80%                                               208,600      4,641,350
Sovereign Bancorp, Inc. Series C, 7.30% (e)               48,000        926,400
Wachovia Corp., Series J, 8%                             325,000      8,177,000
                                                                   ------------
                                                                     56,820,383
================================================================================
Diversified Financial Services -- 5.9%
Citigroup, Inc.:
     Series AA, 8.125%                                   326,400      8,274,240
     Series T, 6.50% (f)                                 240,000     12,516,000
Cobank ACB, 7% (c)                                       152,000      6,850,032
JPMorgan Chase Capital XXI Series U,
   3.80% (a)                                          15,525,000     11,977,320
                                                                   ------------
                                                                     39,617,592
================================================================================
Electric Utilities -- 2.2%
Alabama Power Co.:
     5.83%                                                14,000        336,000
     6.50%                                               145,000      3,588,750
Entergy Arkansas, Inc., 6.45%                            114,400      2,849,281
Entergy Louisiana LLC, 6.95%                              49,850      5,267,151
Interstate Power & Light Co. Series B, 8.375%             80,000      2,344,000
                                                                   ------------
                                                                     14,385,182
================================================================================

See Notes to Financial Statements.


            SEMI-ANNUAL REPORT                        APRIL 30, 2008          11

================================================================================

                                BlackRock Preferred Income Strategies Fund, Inc.
                                     (Percentages shown are based on Net Assets)

Preferred Stocks                                          Shares      Value
--------------------------------------------------------------------------------
Insurance -- 15.9%
ACE Ltd. Series C, 7.80%                                 400,000   $  9,880,000
AXA SA, 6.379% (a)(c)                                 13,470,000     11,586,800
Aspen Insurance Holdings Ltd., 7.401% (a)                194,000      4,238,900
Axis Capital Holdings Ltd.:
     Series A, 7.25%                                     129,300      3,081,219
     Series B, 7.50% (a)                                  36,000      3,462,750
Endurance Specialty Holdings Ltd.
   Series A, 7.75%                                       139,200      3,292,080
Financial Security Assurance Holdings Ltd.,
   6.40% (a)(c)                                        6,930,000      5,017,535
Great West Life & Annuity Insurance Co.,
   7.153% (a)(c)                                       7,500,000      6,834,630
MetLife, Inc.:
     6.40%, 12/15/66                                  16,825,000     15,143,139
     Series B, 6.50%                                     764,400     17,604,132
PartnerRe Finance II, 6.44% (a)                        5,700,000      4,546,280
Prudential Plc, 6.50%                                     92,400      2,042,040
RenaissanceRe Holding Ltd. Series D, 6.60%               435,000      9,287,250
Zurich RegCaPS Funding Trust, 6.58% (a)(c)                 9,800      9,634,625
                                                                   ------------
                                                                    105,651,380
================================================================================
Multi-Utilities -- 1.7%
Dominion Resources, Inc., 7.50% (a)                    8,400,000      7,790,479
Pacific Gas & Electric Co. Series A, 6%                  140,000      3,591,000
                                                                   ------------
                                                                     11,381,479
================================================================================
Thrifts & Mortgage Finance -- 8.6%
Fannie Mae:
     8.25%                                               749,025     18,755,586
     Series L, 5.125%                                    264,650      9,064,263
     Series O, 7% (a)                                    112,148      5,137,780
Freddie Mac:
     Series Q, 3.85% (a)                                 120,000      3,660,000
     Series U, 5.90%                                     225,000      4,500,000
     Series V, 5.57%                                     325,000      6,164,860
     Series Y, 6.55%                                     216,600      4,992,630
     Series Z, 8.375%                                    215,000      5,504,000
                                                                   ------------
                                                                     57,779,119
================================================================================
Wireless Telecommunication Services -- 0.4%
Centaur Funding Corp., 9.08% (c)                           2,423      2,433,601
--------------------------------------------------------------------------------
Total Preferred Stocks -- 43.4%                                     289,671,576
================================================================================

================================================================================

Real Estate Investment Trusts
================================================================================
Real Estate Investment Trusts (REITs) -- 4.1%
BRE Properties, Inc. Series D, 6.75%                      35,000        756,700
Developers Diversified Realty Corp., 8%                  400,000      9,660,000
First Industrial Realty Trust, Inc., 6.236% (a)            2,390      2,467,675
Firstar Realty LLC, 8.875% (c)                             4,000      3,781,250
HCP, Inc. Series F, 7.10%                                 50,000      1,101,000
Kimco Realty Corp. Series F, 6.65%                        50,000      1,115,000
Public Storage Series F, 6.45%                            40,000        844,000
Public Storage, Inc. Series I, 7.25%                     160,000      3,840,000
Sovereign Real Estate Investment Corp., 12% (c)            3,857      3,857,000
--------------------------------------------------------------------------------
Total Real Estate Investment Trusts -- 4.1%                          27,422,625
================================================================================

                                                         Par
Trust Preferreds                                        (000)          Value
--------------------------------------------------------------------------------
Commercial Banks -- 0.2%
KeyCorp Capital IX, 6.75%                           $      1,868   $  1,513,920
================================================================================
Communications Equipment -- 0.3%
Corporate-Backed Trust Certificates, Motorola
   Debenture Backed Series 2002-14, 8.375%,
   11/15/28                                                2,000      1,870,127
================================================================================
Consumer Finance -- 2.1%
Capital One Capital II, 7.50%, 6/15/66                    16,702     14,330,468
================================================================================
Diversified Financial Services -- 0.9%
Citigroup Capital XVII, 6.35%, 3/15/67                     7,048      5,958,336
================================================================================
Electric Utilities -- 1.5%
Georgia Power Co. Series O, 1.475%, 4/15/33                1,250      1,210,611
HECO Capital Trust III, 6.50%, 3/18/34                     1,250      1,161,265
National Rural Utilities Cooperative Finance
   Corp., 6.75%, 2/15/43                                   1,250      1,220,500
PPL Energy Supply LLC, 7%, 7/15/46 (a)                     5,835      5,813,186
Virginia Power Capital Trust II, 1.844%, 7/30/42             950        950,947
                                                                   ------------
                                                                     10,356,509
================================================================================
Gas Utilities -- 0.9%
Southwest Gas Capital II, 7.70%, 9/15/43                   5,750      5,694,051
================================================================================
Insurance -- 2.8%
ABN AMRO North America Capital Funding Trust II,
   2.855% (a)(b)(c)(d)                                    11,000      7,490,357
Lincoln National Capital VI Series F,
   6.75%, 9/11/52                                          5,000      4,827,548
W.R. Berkley Capital Trust II, 6.75%, 7/26/45              7,375      6,537,689
                                                                   ------------
                                                                     18,855,594
================================================================================
Media -- 3.1%
Comcast Corp., 6.625%, 5/15/56                            23,375     20,846,666
================================================================================
Thrifts & Mortgage Finance -- 0.5%
Countrywide Financial Corp., 6.75%, 4/01/33                4,250      3,177,059
--------------------------------------------------------------------------------
Total Trust Preferreds -- 12.3%                                      82,602,730
================================================================================
Total Preferred Securities -- 109.1%                                729,434,689
================================================================================

================================================================================

Corporate Bonds
================================================================================
Building Products -- 0.4%
C8 Capital SPV Ltd., 6.64% (a)(b)(c)                       3,915      3,638,131
================================================================================
Capital Markets -- 4.7%
Ameriprise Financial, Inc., 7.518%, 6/01/66 (a)            7,600      7,019,421
The Bear Stearns Cos., Inc., 6.40%, 10/02/17               7,750      7,995,776
Credit Suisse Guernsey Ltd., 5.86% (a)(b)                  9,045      7,655,778
Lehman Brothers Holdings, Inc.:
   4.50%, 9/15/22 (a)                                      1,310      1,271,142
   6.875%, 7/17/37                                         7,800      7,231,341
                                                                   ------------
                                                                     31,173,458
================================================================================

See Notes to Financial Statements.


12          SEMI-ANNUAL REPORT                        APRIL 30, 2008

================================================================================

                                BlackRock Preferred Income Strategies Fund, Inc.
                                     (Percentages shown are based on Net Assets)

                                                         Par
Corporate Bonds                                         (000)          Value
--------------------------------------------------------------------------------
Commercial Banks -- 18.3%
BNP Paribas, 7.195% (a)(b)(c)(g)                    $     23,025   $ 21,600,420
Bank of Ireland Capital Funding II, LP,
   5.571% (a)(b)(c)                                        8,065      6,006,707
Bank of Ireland Capital Funding III, LP,
   6.107% (a)(b)(c)                                        8,575      6,511,906
Barclays Bank Plc (a)(b)(c):
     7.43%                                                 5,250      5,032,025
     7.7%                                                 13,000     13,270,544
Credit Agricole SA, 6.637% (a)(b)(c)                      31,800     26,075,173
HBOS Plc, 6.657% (a)(b)(c)                                 5,000      3,687,000
Royal Bank of Scotland Group Plc (b):
     6.99% (c)                                             5,575      5,117,109
     9.12%                                                 4,800      4,852,579
     Series MTN, 7.64%                                     7,500      7,059,488
Societe Generale, 5.922% (a)(b)(c)                        17,250     14,738,037
Standard Chartered Bank, 7.014% (a)(b)(c)                  9,575      8,834,096
                                                                   ------------
                                                                    122,785,084
================================================================================
Diversified Financial Services -- 3.3%
Bank of America Corp., Series K, 8% (a)(b)                11,895     12,101,711
Citigroup, Inc., 8.30%, 12/21/77 (a)                       4,000      4,083,740
JPMorgan Chase Capital XXV, 6.80%, 10/01/37                6,150      5,828,263
                                                                   ------------
                                                                     22,013,714
================================================================================
Electric Utilities -- 0.8%
PPL Capital Funding, 6.70%, 3/30/67 (a)                    5,925      5,049,635
================================================================================
Gas Utilities -- 1.8%
Southern Union Co., 7.20%, 11/01/66 (a)                   14,400     11,753,942
================================================================================
Insurance -- 24.1%
The Allstate Corp. (a):
     6.50%, 5/15/57                                       12,775     11,719,402
     Series B, 6.125%, 5/15/67                            10,450      9,706,138
American International Group, Inc.,
   6.25%, 3/15/87                                         11,220      9,892,562
Chubb Corp., 6.375%, 3/29/67 (a)                          17,700     16,515,038
Everest Reinsurance Holdings, Inc.,
   6.60%, 5/01/67 (a)                                     14,280     11,611,825
Liberty Mutual Group, Inc., 7%, 3/15/37 (a)(c)            10,150      9,356,635
Lincoln National Corp. (a):
     7%, 5/17/66                                          12,000     11,057,712
     6.05%, 4/20/67                                        5,025      4,316,857
Nationwide Life Global Funding I,
   6.75%, 5/15/67                                          9,675      7,877,114
Oil Insurance Ltd., 7.558% (a)(b)(c)                       5,000      4,368,450
Progressive Corp., 6.70%, 6/15/37 (a)                     11,650     10,417,873
QBE Capital Funding II LP, 6.797% (a)(b)(c)                8,525      7,322,856
Reinsurance Group of America, 6.75%,
   12/15/65 (a)                                            3,000      2,380,932
Structured Asset Repackaged Trust Series
   2004-1, 5.417%, 4/21/11                                   525        503,446
Swiss Re Capital I LP, 6.854% (a)(b)(c)                    8,875      8,053,202
The Travelers Cos., Inc., 6.25%, 3/15/67 (a)              22,850     19,999,508
ZFS Finance (USA) (a)(b):
     Trust IV, 5.875%, 5/09/32                             1,300      1,191,788
     Trust V, 6.50%, 5/09/67                              17,110     15,072,575
                                                                   ------------
                                                                    161,363,913
================================================================================

                                                      Par
Corporate Bonds                                      (000)             Value
--------------------------------------------------------------------------------
Multi-Utilities -- 0.2%
Puget Sound Energy, Inc. Series A, 6.974%,
   6/01/67 (b)                                   $      1,825      $  1,644,684
================================================================================
Oil, Gas & Consumable Fuels -- 3.2%
Conoco Funding Co., 6.35%, 10/15/11                     6,100         6,517,710
Enterprise Products Operating LP, 8.375%,
   8/01/66 (a)                                          4,225         4,205,303
Plains All American Pipeline LP, 6.50%,
   5/01/18 (c)                                          3,145         3,158,410
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (a)          8,300         7,376,783
                                                                 --------------
                                                                     21,258,206
================================================================================
Thrifts & Mortgage Finance -- 0.9%
Roslyn Real Estate Asset Corp. Series D,
   8.88% (a)(b)                                            --(h)      4,016,250
Washington Mutual Preferred Funding Delaware,
   6.534% (a)(b)(c)                                     3,200         1,840,224
                                                                 --------------
                                                                      5,856,474
--------------------------------------------------------------------------------
Total Corporate Bonds -- 57.7%                                      386,537,241
================================================================================

================================================================================

U.S. Government Obligations
================================================================================
U.S. Treasury Bond, 5.00%, 5/15/37                      1,050         1,137,939
--------------------------------------------------------------------------------
Total U.S. Government Obligations -- 0.2%                             1,137,939
================================================================================

================================================================================

Exchange-Traded Funds                                  Shares
--------------------------------------------------------------------------------
UltraShort Financials ProShares                       235,000        23,796,100
--------------------------------------------------------------------------------
Total Exchange-Traded Funds -- 3.6%                                  23,796,100
================================================================================
Total Long-Term Investments
(Cost -- $1,258,194,321) -- 170.6%                                1,140,905,969
================================================================================

================================================================================

                                                   Beneficial
                                                     Interest
Short-Term Securities                                   (000)
--------------------------------------------------------------------------------
BlackRock Liquidity Series, LLC
   Cash Sweep Series, 3.03% (i)(j)               $     85,380        85,380,027
--------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $85,380,027) -- 12.8%                                       85,380,027
================================================================================
Total Investments
(Cost -- $1,343,574,348*) -- 183.4%                               1,226,285,996

Liabilities in Excess of Other Assets -- (1.1%)                      (7,243,559)

Preferred Stock, at Redemption Value -- (82.3%)                    (550,448,020)
                                                                 --------------
Net Assets Applicable to Common Stock -- 100.0%                  $  668,594,417
                                                                 ==============

See Notes to Financial Statements.


            SEMI-ANNUAL REPORT                        APRIL 30, 2008          13

================================================================================

Schedule of Investments (concluded)

                                BlackRock Preferred Income Strategies Fund, Inc.

* The cost and unrealized appreciation (depreciation) of investments, as of April 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost ........................................   $ 1,341,403,679
                                                                ===============
      Gross unrealized appreciation .........................   $     6,435,562
      Gross unrealized depreciation .........................      (121,534,897)
                                                                ---------------
      Net unrealized depreciation ...........................   $  (115,099,335)
                                                                ===============

(a) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b) Security is a perpetual in nature and has no state maturity date. In certain instances, a final maturity date may be extended and/or the final payment may be deferred at the issuer's option for a specified time without default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)   Security is illiquid.

(e)   Depositary receipts.

(f)   Convertible security.

(g) All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.

(h)   Amount is less than $1,000.

(i) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                         Net
                                                       Activity    Interest
      Affiliate                                         (000)       Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                             $31,115    $1,449,958
      --------------------------------------------------------------------------

(j)   Represents the current yield as of report date.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

o     Financial futures contracts sold as of April 30,2008 were as follows:

--------------------------------------------------------------------------------------
                                                                         Unrealized
      Number of                            Expiration       Face        Appreciation
      Contracts            Issue              Date         Amount      (Depreciation)
--------------------------------------------------------------------------------------
                           5-Year             June
         749         U.S. Treasury Notes      2008      $ 83,804,431   $      (71,866)
                           10-Year            June
         499         U.S. Treasury Notes      2008        59,457,871        1,667,433
                           30-Year            June
       3,892         U.S. Treasury Notes      2008       453,960,060         (978,252)
--------------------------------------------------------------------------------------
      Total Net Unrealized Appreciation                                $      617,315
                                                                       ==============

o     Swaps outstanding as of April 30,2008 were as follows:

--------------------------------------------------------------------------------
                                                      Notional      Unrealized
                                                       Amount      Appreciation
                                                        (000)     (Depreciation)
--------------------------------------------------------------------------------
Receive a fixed rate of 3.1925% and pay a
floating rate based on 3-month USD LIBOR
Broker, Citibank NA
Expires April 2010                                     $295,900   $     451,469
Receive a fixed rate of 3.193% and pay a
floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires April 2010                                      394,500         605,804
Bought credit default protection on Capital One
Financial Corp, and pay 4.175%
Broker, Citibank NA
Expires March 2013                                       14,000      (1,107,326)
Bought credit default protection on American
Express Company, and pay 2.10%
Broker JPMorgan Chase
Expires March 2013                                        8,000        (371,360)
Bought credit default protection on Lehman
Brothers Holdings, Inc., and pay 4.95%
Broker, Deutsche Bank AG London
Expires March 2013                                        4,000        (556,488)
Receive a fixed rate of 3.8925% and pay a
floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Finance
Expires April 2013                                       78,900         346,904
Bought credit default protection on Kimco Realty
Corp. and pay 2.4%
Broker, Goldman Sachs & Co.
Expires March 2018                                        6,000        (494,262)
Bought credit default protection on Mack-Cali
Realty, L.P. and pay 3.1%
Broker, Goldman Sachs & Co.
Expires March 2018                                        5,000        (278,655)
Bought credit default protection on ERP
Operating Limited Partnership and pay 2.35%
Broker, Goldman Sachs & Co.
Expires March 2018                                        6,000        (573,864)
--------------------------------------------------------------------------------
Total                                                             $  (1,977,778)
                                                                  =============
See Notes to Financial Statements.


14          SEMI-ANNUAL REPORT                        APRIL 30, 2008

================================================================================

Statements of Assets and Liabilities

                                                                                                      BlackRock        BlackRock
                                                                                                    Preferred and      Preferred
                                                                                                  Corporate Income       Income
                                                                                                     Strategies        Strategies
April 30, 2008 (Unaudited)                                                                           Fund, Inc.        Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
   Assets
------------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated(1) .......................................................   $    271,520,391  $ 1,140,905,969
Investments at value -- affiliated(2) .........................................................         35,106,666       85,380,027
Unrealized appreciation on swaps ..............................................................            354,417        1,404,177
Interest receivable ...........................................................................          4,082,869       17,815,140
Dividends receivable ..........................................................................            234,719          253,344
Swaps payable .................................................................................            158,491          627,854
Other assets ..................................................................................                 --           18,348
Prepaid expenses ..............................................................................              1,813           30,353
                                                                                                  ----------------------------------
Total assets ..................................................................................        311,459,366    1,246,435,212
                                                                                                  ----------------------------------

====================================================================================================================================
   Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on swaps ..............................................................            701,233        3,381,955
Bank overdraft ................................................................................             46,691        4,382,346
Investments purchased payable .................................................................          3,623,330       14,242,958
Margin variation payable ......................................................................            878,641        3,508,609
Swaps payable .................................................................................            176,253          722,375
Investment advisory fees payable ..............................................................            148,594          593,801
Income dividends payable -- common shares .....................................................             83,684          395,197
Officer and Directors' fees payable ...........................................................                279           18,647
Other affiliates payable ......................................................................              1,816            7,288
Other accrued expenses ........................................................................             38,077          139,599
                                                                                                  ----------------------------------
Total liabilities .............................................................................          5,698,598       27,392,775
                                                                                                  ----------------------------------

====================================================================================================================================
   Preferred Stock
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock, at redemption value, par value $0.10 per share(3) at $25,000 per share
   liquidation preference .....................................................................        136,517,798      550,448,020
                                                                                                  ----------------------------------

====================================================================================================================================
   Net Assets Applicable to Common Stock
------------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to Common Stock shareholders ............................................   $    169,242,970  $   668,594,417
                                                                                                  ==================================


            SEMI-ANNUAL REPORT                        APRIL 30, 2008          15

================================================================================
Statements of Assets and Liabilities (concluded)

                                                                                  BlackRock         BlackRock
                                                                                Preferred and       Preferred
                                                                              Corporate Income        Income
                                                                                 Strategies         Strategies
April 30, 2008 (Unaudited)                                                       Fund, Inc.         Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
   Analysis of Net Assets Applicable to Common Stock
-----------------------------------------------------------------------------------------------------------------
Common Stock, par value $0.10 per share(4) ................................   $      1,029,188   $     4,060,654
Paid-in capital in excess of par ..........................................        238,394,096       946,570,410
Undistributed net investment income .......................................            906,078         1,235,281
Accumulated net realized loss .............................................        (47,777,256)     (164,623,113)
Net unrealized appreciation/depreciation ..................................        (23,309,136)     (118,648,815)
                                                                              -----------------------------------
Net Assets ................................................................   $    169,242,970   $   668,594,417
                                                                              ===================================
Net asset value per share of Common Stock(4) ..............................   $          16.44   $         16.47
                                                                              ===================================
  (1) Investments at cost-- unaffiliated ..................................   $    295,281,096   $ 1,258,194,321
                                                                              ===================================
  (2) Investments at cost-- affiliated ....................................   $     35,106,666   $    85,380,027
                                                                              ===================================
  (3) Preferred Stock outstanding:

        Series M7 Shares ..................................................              2,730             2,800
                                                                              ===================================
        Series T7 Shares ..................................................              2,730             2,800
                                                                              ===================================
        Series W7 Shares ..................................................                 --             2,800
                                                                              ===================================
        Series TH7 Shares .................................................                 --             2,800
                                                                              ===================================
        Series F7 Shares ..................................................                 --             2,800
                                                                              ===================================
        Series W28 Shares .................................................                 --             4,000
                                                                              ===================================
        Series TH28 Shares ................................................                 --             4,000
                                                                              ===================================
  (4) Common Stock issued and outstanding .................................         10,291,881        40,606,540
                                                                              ===================================

See Notes to Financial Statements.


16          SEMI-ANNUAL REPORT                        APRIL 30, 2008

================================================================================
Statements of Operations

                                                                                   BlackRock         BlackRock
                                                                                 Preferred and       Preferred
                                                                               Corporate Income        Income
                                                                                  Strategies         Strategies
Six Months Ended April 30, 2008 (Unaudited)                                       Fund, Inc.         Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
   Investment Income
-----------------------------------------------------------------------------------------------------------------
Interest ...................................................................   $      7,768,096    $  32,516,326
Interest from affiliates ...................................................            643,631        1,449,958
Dividends(1) ...............................................................          2,090,474        7,181,205
                                                                               ----------------------------------
Total income ...............................................................         10,502,201       41,147,489
                                                                               ----------------------------------

=================================================================================================================
   Expenses
-----------------------------------------------------------------------------------------------------------------
Investment advisory ........................................................            943,983        3,791,176
Commissions for Preferred Stock ............................................            182,022          695,019
Professional ...............................................................             41,491           78,882
Accounting services ........................................................             33,600          133,212
Transfer agent .............................................................             16,847           34,155
Custodian ..................................................................             11,118           24,146
Officer and Directors ......................................................              9,632           36,604
Printing ...................................................................              9,081           32,493
Registration ...............................................................              4,654            6,609
Miscellaneous ..............................................................             28,304           53,698
                                                                               ----------------------------------
Total expenses excluding interest expense ..................................          1,280,732        4,885,994
Interest expense ...........................................................             10,175            6,272
                                                                               ----------------------------------
Total expenses .............................................................          1,290,907        4,892,266
                                                                               ----------------------------------
Net investment income ......................................................          9,211,294       36,255,223
                                                                               ----------------------------------

=================================================================================================================
   Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------
Net realized loss from:
   Investments .............................................................         (9,230,268)     (26,438,959)
   Financial futures contracts and swaps ...................................         (6,597,909)     (26,061,040)
   Borrowed bonds ..........................................................           (196,096)      (1,194,394)
                                                                               ----------------------------------
                                                                                    (16,024,273)     (53,694,393)
                                                                               ----------------------------------
Net change in unrealized appreciation/depreciation on:
   Investments .............................................................        (16,278,018)     (84,101,957)
   Financial futures contracts and swaps ...................................          1,089,814        1,270,949
   Borrowed bonds ..........................................................             16,010          503,414
                                                                               ----------------------------------
                                                                                    (15,172,194)     (82,327,594)
                                                                               ----------------------------------
Total realized and unrealized loss .........................................        (31,196,467)    (136,021,987)
                                                                               ----------------------------------

=================================================================================================================
   Dividends to Preferred Stock Shareholders from
-----------------------------------------------------------------------------------------------------------------
Net investment income ......................................................         (3,238,522)     (13,133,268)
                                                                               ----------------------------------
Net Decrease in Net Assets Applicable to Common Stock Shareholders Resulting
   from Operations .........................................................   $    (25,223,695)   $(112,900,032)
                                                                               ==================================
  (1) Withholding tax ......................................................   $          9,433    $      26,252
                                                                               ==================================

See Notes to Financial Statements.


            SEMI-ANNUAL REPORT                        APRIL 30, 2008          17

================================================================================

Statements of Changes in Net Assets

                  BlackRock Preferred and Corporate Income Strategies Fund, Inc.

                                                                                                      Six Months
                                                                                                   Ended April 30,     Year Ended
                                                                                                        2008          October 31,
Increase (Decrease) in Net Assets:                                                                   (Unaudited)          2007
------------------------------------------------------------------------------------------------------------------------------------
   Operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income ..........................................................................   $     9,211,294   $   20,683,793
Net realized loss ..............................................................................       (16,024,273)      (6,921,885)
Net change in unrealized appreciation/depreciation .............................................       (15,172,194)     (17,907,405)
Dividends to Preferred Stock shareholders from net investment income ...........................        (3,238,522)      (7,254,700)
                                                                                                   ---------------------------------
Net decrease in net assets applicable to Common Stock shareholders resulting from
   operations ..................................................................................       (25,223,695)     (11,400,197)
                                                                                                   ---------------------------------

====================================================================================================================================
   Dividends and Distributions to Common Stock Shareholders
------------------------------------------------------------------------------------------------------------------------------------
Net investment income ..........................................................................        (6,688,004)     (12,124,207)
Tax return of capital ..........................................................................                --       (4,335,991)
                                                                                                   ---------------------------------
Decrease in net assets resulting from dividends and distributions to Common Stock
   shareholders ................................................................................        (6,688,004)     (16,460,198)
                                                                                                   ---------------------------------

====================================================================================================================================
   Common Stock Transactions
------------------------------------------------------------------------------------------------------------------------------------
Reinvestment of Common Stock dividends .........................................................                --          281,127
                                                                                                   ---------------------------------

====================================================================================================================================
   Net Assets Applicable to Common Stock Shareholders
------------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets applicable to Common Stock shareholders ...........................       (31,911,699)     (27,579,268)
Beginning of period ............................................................................       201,154,669      228,733,937
                                                                                                   ---------------------------------
End of period ..................................................................................   $   169,242,970   $  201,154,669
                                                                                                   =================================
End of period undistributed net investment income ..............................................   $       906,078   $    1,621,310
                                                                                                   =================================

See Notes to Financial Statements.


18            SEMI-ANNUAL REPORT                      APRIL 30, 2008

================================================================================

Statements of Changes in Net Assets

                                BlackRock Preferred Income Strategies Fund, Inc.

                                                                                                      Six Months
                                                                                                   Ended April 30,     Year Ended
                                                                                                         2008          October 31,
Increase (Decrease) in Net Assets:                                                                   (Unaudited)          2007
------------------------------------------------------------------------------------------------------------------------------------
   Operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income ..........................................................................   $    36,255,223   $   81,859,216
Net realized loss ..............................................................................       (53,694,393)     (16,858,784)
Net change in unrealized appreciation/depreciation .............................................       (82,327,594)     (78,182,156)
Dividends to Preferred Stock shareholders from net investment income ...........................       (13,133,268)     (29,469,686)
                                                                                                   ---------------------------------
Decrease in net assets applicable to Common Stock shareholders resulting from
   operations ..................................................................................      (112,900,032)     (42,651,410)
                                                                                                   ---------------------------------

====================================================================================================================================
   Dividends and Distributions to Common Stock Shareholders from
------------------------------------------------------------------------------------------------------------------------------------
Net investment income ..........................................................................       (27,916,915)     (47,141,781)
Tax return of capital ..........................................................................                --       (8,692,071)
                                                                                                   ---------------------------------
Decrease in net assets resulting from dividends and distributions to Common Stock
   shareholders ................................................................................       (27,916,915)     (55,833,852)
                                                                                                   ---------------------------------

====================================================================================================================================
   Net Assets Applicable to Common Stock Shareholders
------------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets applicable to Common Stock shareholders ...........................      (140,816,947)     (98,485,262)
Beginning of period ............................................................................       809,411,364      907,896,626
                                                                                                   ---------------------------------
End of period ..................................................................................   $   668,594,417   $  809,411,364
                                                                                                   =================================
End of period undistributed net investment income ..............................................   $     1,235,281   $    6,030,241
                                                                                                   =================================

See Notes to Financial Statements.


            SEMI-ANNUAL REPORT                        APRIL 30, 2008          19

================================================================================

Financial Highlights

                  BlackRock Preferred and Corporate Income Strategies Fund, Inc.

                                                   Six Months                                                           Period
                                                Ended April 30,                 Year Ended October 31,            August 1, 2003(1)
                                                     2008         ----------------------------------------------    to October 31,
                                                  (Unaudited)        2007         2006        2005       2004           2003
------------------------------------------------------------------------------------------------------------------------------------
   Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......   $       19.54       $  22.25     $  22.36     $  23.69  $  24.38   $       23.88
                                               -------------------------------------------------------------------------------------
Net investment income ......................            0.90(2)        2.01(2)      2.14(2)      2.16      2.19            0.39
Net realized and unrealized gain (loss) ....           (3.04)         (2.41)        0.07        (1.09)    (0.70)           0.67
Dividends to Preferred Stock shareholders
   from net investment income ..............           (0.31)        (0.71)       (0.63)       (0.40)    (0.18)           (0.03)
                                               -------------------------------------------------------------------------------------
Net increase (decrease) from investment
   operations ..............................           (2.45)         (1.11)        1.58         0.67      1.31            1.03
                                               -------------------------------------------------------------------------------------
Dividends and distribution to Common Stock
   shareholders from:
   Net investment income ...................           (0.65)         (1.18)       (1.69)       (2.00)    (2.00)          (0.33)
   Tax return of capital ...................              --          (0.42)          --           --        --              --
                                               -------------------------------------------------------------------------------------
Total dividends and distributions to
   Common Stock shareholders ...............           (0.65)         (1.60)       (1.69)       (2.00)    (2.00)          (0.33)
                                               -------------------------------------------------------------------------------------
Capital charges with respect to issuance of
   Common Stock ............................              --             --           --           --        --           (0.04)
Capital charges with respect to issuance of
   Preferred Stock .........................              --             --           --           --        --           (0.16)
                                               -------------------------------------------------------------------------------------
Net asset value, end of period .............   $       16.44       $  19.54     $  22.25     $  22.36  $  23.69   $       24.38
                                               =====================================================================================
Market price, end of period ................   $       15.82       $  17.29     $  21.26     $  21.03  $  22.84   $       23.60
                                               =====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Return(3)
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...................          (12.34%)(4)     (5.03%)       7.97%        3.25%     5.86%           3.53%(4)
                                               =====================================================================================
Based on market price ......................           (4.67%)(4)    (12.05%)       9.69%         .73%     5.44%          (4.33%)(4)
                                               =====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets of Common
     Stock
------------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and excluding
   interest expense(5) .....................            1.43%(6)       1.29%        1.29%        1.26%     1.26%           0.49%(6)
                                               =====================================================================================
Total expenses after waiver(5) .............            1.44%(6)       1.32%        1.29%        1.26%     1.26%           0.49%(6)
                                               =====================================================================================
Total expenses(5) ..........................            1.44%(6)       1.32%        1.29%        1.26%     1.27%           1.11%(6)
                                               =====================================================================================
Total net investment income(5) .............           10.27%(6)       9.38%        9.70%        9.23%     9.04%           6.79%(6)
                                               =====================================================================================
Dividends to Preferred Stock
   shareholders ............................            3.61%(6)       3.29%        2.84%        1.71%     0.76%           0.50%(6)
                                               =====================================================================================
Net investment income to Common Stock
   shareholders ............................            6.66%(6)       6.09%        6.86%        7.52%     8.28%           6.29%(6)
                                               =====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
   Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common Stock,
   end of period (000) .....................   $     169,243       $201,155     $228,734     $229,850  $243,492   $     250,631
                                               =====================================================================================
Preferred Stock outstanding at liquidation
   preference, end of period (000) .........   $     136,500       $136,500     $136,500     $136,500  $136,500   $     136,500
                                               =====================================================================================
Portfolio turnover .........................              44%            88%          19%          25%       27%             12%
                                               =====================================================================================
Asset coverage (000) .......................   $       2,240       $  2,474     $  2,676     $  2,684  $  2,784   $       2,836
                                               =====================================================================================

      (1)   Commencement of operations.

      (2)   Based on average shares outstanding.

      (3) Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

      (4)   Aggregate total investment return.

      (5) Do not reflect the effect of dividends to Preferred Stock shareholders.

      (6)   Annualized.

See Notes to Financial Statements.


20          SEMI-ANNUAL REPORT                        APRIL 30, 2008

================================================================================

Financial Highlights (concluded)

                                BlackRock Preferred Income Strategies Fund, Inc.

                                                Six Months                                                             Period
                                              Ended April 30,             Year Ended October 31,                  March 28, 2003(1)
                                                   2008       ---------------------------------------------------   to October 31,
                                                (Unaudited)       2007         2006         2005         2004           2003
===================================================================================================================================
   Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......  $    19.93      $   22.36    $   22.26    $   23.48    $   24.53    $   23.88
                                              -------------------------------------------------------------------------------------
Net investment income ......................        0.89(2)        2.02(2)      2.03(2)      2.09(2)      2.14(2)      1.14
Net realized and unrealized gain (loss) ....       (3.34)         (2.35)        0.32        (0.91)       (0.78)        0.61
Dividends and distributions to Preferred
   Stock shareholders from:
   Net investment income ...................       (0.32)         (0.73)       (0.65)       (0.40)       (0.18)       (0.07)
   Net realized gain .......................          --             --           --           --        (0.01)          --
                                              -------------------------------------------------------------------------------------
Net increase (decrease) from investment
   operations ..............................       (2.77)         (1.06)        1.70         0.78         1.17         1.68
                                              -------------------------------------------------------------------------------------
Dividends and distributions to Common
   Stock shareholders from:
   Net investment income ...................       (0.69)         (1.16)       (1.51)       (2.00)       (2.13)       (0.87)
   Net realized gain .......................          --             --           --           --        (0.09)          --
   Tax return of capital ...................          --          (0.21)       (0.09)          --           --           --
                                              -------------------------------------------------------------------------------------
Total dividends and distributions to
   Common Stock shareholders ...............       (0.69)         (1.37)       (1.60)       (2.00)       (2.22)       (0.87)
                                              -------------------------------------------------------------------------------------
Capital charges with respect to issuance
   of Common Stock .........................          --             --           --           --           --        (0.01)
                                              -------------------------------------------------------------------------------------
Capital charges with respect to issuance
   of Preferred Stock ......................          --             --           --           --           --        (0.15)
                                              -------------------------------------------------------------------------------------
Net asset value, end of period .............  $    16.47      $   19.93    $   22.36    $   22.26    $   23.48    $   24.53
                                              =====================================================================================
Market price, end of period ................  $    15.86      $   16.94    $   20.12    $   21.20    $   22.87    $   23.69
                                              =====================================================================================

===================================================================================================================================
   Total Investment Return(3)
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...................      (13.73%)(4)     (4.35%)       8.77%        3.73%        5.22%        6.47%(4)
                                              =====================================================================================
Based on market price ......................       (2.27%)(4)     (9.65%)       2.77%        1.43%        6.12%       (1.80%)(4)
                                              =====================================================================================

===================================================================================================================================
   Ratios to Average Net Assets of Common
      Stock
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and excluding
   interest expense(5) .....................        1.36%(6)       1.23%        1.23%        1.20%        1.19%        0.79%(6)
                                              =====================================================================================
Total expenses after waiver(5) .............        1.36%(6)       1.27%        1.23%        1.20%        1.19%        0.79%(6)
                                              =====================================================================================
Total expenses(5) ..........................        1.36%(6)       1.27%        1.23%        1.20%        1.19%        1.05%(6)
                                              =====================================================================================
Total net investment income(5) .............       10.09%(6)       9.29%        9.26%        8.96%        8.93%        8.31%(6)
                                              =====================================================================================
Dividends to Preferred Stock shareholders ..        3.66%(6)       3.34%        2.96%        1.73%        0.74%        0.49%(6)
                                              =====================================================================================
Net investment income to Common Stock
   shareholders ............................        6.43%(6)       5.95%        6.30%        7.23%        8.19%        7.82%(6)
                                              =====================================================================================

===================================================================================================================================
   Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common Stock,
   end of period (000) .....................  $  668,594      $ 809,411    $ 907,897    $ 903,601    $ 952,973    $ 995,722
                                              =====================================================================================
Preferred Stock outstanding at liquidation
   preference, end of period  (000) ........  $  550,000      $ 550,000    $ 550,000    $ 550,000    $ 550,000    $ 550,000
                                              =====================================================================================
Portfolio turnover .........................          41%            81%          18%          28%          23%          27%
                                              =====================================================================================
Asset coverage (000) .......................  $    2,216      $   2,472    $   2,651    $   2,643    $   2,733    $   2,810
                                              =====================================================================================

      (1)   Commencement of operations.

      (2)   Based on average shares outstanding.

      (3) Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

      (4)   Aggregate total investment return.

      (5) Do not reflect the effect of dividends to Preferred Stock shareholders.

      (6)   Annualized.

See Notes to Financial Statements.


            SEMI-ANNUAL REPORT                        APRIL 30, 2008          21

================================================================================

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Preferred and Corporate Income Strategies Fund, Inc. and BlackRock Preferred Income Strategies Fund, Inc. (the "Funds" or individually as the "Fund"), are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, closed-end management investment companies. The Funds' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Funds determine and make available for publication the net asset value of its Common Stock on a daily basis.

The following is a summary of significant accounting policies followed by the
Funds:

Valuation of Investments: The Funds value their bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of each of the Fund's Board of Directors (the "Board"). Financial futures contracts are traded on exchanges and are valued at their last sale price. Swap agreements are valued by quoted fair values received daily by each of the Fund's pricing service. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a recognized securities exchange for which there were no sales on that day are valued at the last available bid price.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Funds might reasonably expect to receive from the current sale of that asset in an arm's length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or subadvisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: Each Fund may engage in various portfolio investment strategies to increase the return of each Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

      o Financial futures contracts -- Each Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recognized by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Swaps -- Each Fund may enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract, if any.


22          SEMI-ANNUAL REPORT                        APRIL 30, 2008

================================================================================

      o Credit default swaps -- Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place.

      o Interest rate swaps -- Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

      o Total return swaps -- Total return swaps are agreements in which one party commits to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that each of the Fund's segregate assets in connection with certain investments (e.g., swaps and futures), the Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Borrowed Bond Agreements: In a borrowed bond agreement, each Fund borrows securities from a third party, with the commitment that they will be returned to the lender on an agreed-upon date. Borrowed bond agreements are primarily entered into settle short positions. In a borrowed bond agreement, the Fund's prime broker or third party broker takes possession of the underlying collateral, securities or cash to settle such short positions. The value of the underlying collateral securities or cash approximates the principal amount of the bonds borrowed transaction, including accrued interest. To the extent that the bonds borrowed transactions exceed one business day, the value of the collateral with any counterparty is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the lender defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the lender of the security, realization of the collateral by the Fund may be delayed or limited.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for Federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company's senior debt securities.

Preferred Stock: Each Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Borrowed Bonds: The Funds engage in short selling of securities as a method of managing potential price declines in similar securities owned by the Fund. When a Fund engages in short selling, it may enter into a borrowed bond agreement to borrow the security sold short and deliver it to the broker-dealer with which it engaged in the short sale. A gain, limited to the price at which a Fund sold the security short or pursuant to the borrowed bond agreement, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale or borrowed bond agreement if the market price is greater or less than the proceeds originally received.


            SEMI-ANNUAL REPORT                        APRIL 30, 2008          23

================================================================================

Reverse Repurchase Agreements: Each Fund may enter into reverse repurchase agreements with qualified third party broker-dealers. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance and is included within the related liability on the Statements of Assets and Liabilities. At the time the Fund enters into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

Income Taxes: It is each of the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective April 30, 2008, each of the Funds implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Funds, and has determined that the adoption of FIN 48 does not have a material impact on the Funds' financial statements. Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds' U.S. federal tax returns remain open for the years ended October 31, 2004 through October 31, 2006. The statutes of limitations on each of the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Funds amortize all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized gains, a portion of the total distribution may be treated as a tax return of capital.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on each of the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on each of the Fund's financial statement disclosure, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on each of the Fund's financial statement disclosures, if any, is currently being assessed.


24          SEMI-ANNUAL REPORT                        APRIL 30, 2008

================================================================================

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan:
Under the deferred compensation plan approved by the Fund's Board, non-interested Directors ("Independent Directors") may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts have been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors. This has approximately the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund. Each Fund may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors in order to match its deferred compensation obligations. Investments to cover the Fund's deferred compensation liability are included in other assets on the Statements of Assets and Liabilities.

Other: Expenses directly related to one of the Funds are charged to that Fund. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or appropriate methods.

Bank Overdrafts:

Each Fund recorded a bank overdraft, which resulted from management estimates of available cash.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

Each Fund has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Advisor a monthly fee at an annual rate of 0.60% of the average daily value of each Fund's net assets (including proceeds from the issuance of Preferred Stock) plus the proceeds of any outstanding borrowings used for leverage.

In addition, the Advisor has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc. ("BFM"), an affiliate of the Advisor, under which the Advisor pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by each Fund to the Advisor. For the six months ended April 30, 2008, each Fund reimbursed the Advisor for certain accounting services, which are included in accounting services expenses in the Statements of Operations as follows:

--------------------------------------------------------------------------------
                                                                    Six Months
                                                                      Ended
                                                                  April 30, 2008
--------------------------------------------------------------------------------
BlackRock Preferred and Corporate Income Strategies
   Fund, Inc. .................................................      $  2,897
BlackRock Preferred Income Strategies Fund, Inc. ..............      $ 10,989
--------------------------------------------------------------------------------

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales (including paydowns) of investments, excluding short-term securities, for the six months ended April 30, 2008 were as follows:

-------------------------------------------------------------------------------
                                                    BlackRock
                                                  Preferred and     BlackRock
                                                    Corporate       Preferred
                                                      Income         Income
                                                    Strategies     Strategies
                                                    Fund, Inc.     Fund, Inc.
-------------------------------------------------------------------------------
Total Purchases ...............................   $ 125,067,803   $ 500,200,095
Total Sales ...................................   $ 137,981,551   $ 522,955,279
-------------------------------------------------------------------------------

4. Capital Stock Transactions:

Each Fund is authorized to issue 200,000,000 shares of stock, including Preferred Stock, par value $0.10 per share, all of which were initially classified as Common Stock. Each Fund's Board is authorized, however, to reclassify any unissued shares of stock without approval of holders of Common Stock. At April 30, 2008, the shares owned by an affiliate of the Advisor of BlackRock Preferred & Corporate Income Strategies Fund, Inc. and BlackRock Preferred Income Strategies Fund, Inc. were 6,192 and 6,338, respectively.

BlackRock Preferred & Corporate Income Strategies Fund, Inc.

Shares issued and outstanding during the six months ended April 30, 2008 remained constant and during the year ended October 31, 2007 increased by 12,692 as a result of dividend reinvestment.

BlackRock Preferred Income Strategies Fund, Inc.

Shares issued and outstanding during the six months ended April 30, 2008 and the year ended October 31, 2007, remained constant.


            SEMI-ANNUAL REPORT                        APRIL 30, 2008          25

================================================================================

Preferred Stock

Preferred Stock of the Funds have a par value of $0.10 per share and liquidation preference of $25,000 per share, plus accrued and unpaid dividends, that entitle their holders to receive cash dividends at varying annualized rates for each dividend period. The yields in effect at April 30, 2008 were as follows:

-------------------------------------------------------------------------------
                                                      BlackRock       BlackRock
                                                    Preferred and     Preferred
                                                  Corporate Income     Income
                                                      Strategies     Strategies
                                                      Fund, Inc.     Fund, Inc.
-------------------------------------------------------------------------------
Series M7 .....................................         4.009%          4.009%
Series T7 .....................................         3.958           3.958
Series W7 .....................................            --           4.084
Series TH7 ....................................            --           4.066
Series F7 .....................................            --           4.039
Series W28 ....................................            --           3.977
Series TH28 ...................................            --           4.136
-------------------------------------------------------------------------------

Each Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate of 0.25%, calculated on the aggregate principal amount. For the six months ended April 30, 2008, MLPF&S earned commissions as follows:

-------------------------------------------------------------------------------
                                                                    Commissions
-------------------------------------------------------------------------------
BlackRock Preferred and Corporate Income Strategies
   Fund, Inc. ...................................................   $    92,615
BlackRock Preferred Income Strategies Fund, Inc. ................   $   283,800
-------------------------------------------------------------------------------

Dividends on seven-day Preferred Stock are cumulative at a rate which is reset every seven days based on the results of an auction. Dividends on 28-day Preferred Stock are cumulative at a rate which is reset every 28 days based on the results of an auction. If the Preferred Stock fails to clear the auction on an auction date, each Fund is required to pay the maximum applicable rate on the Preferred Stock to holders of such shares for each successive dividend period until such time as the stock is successfully auctioned. The maximum applicable rate on the Preferred Stock is 125% times or 1.25% plus the Telerate/BBA LIBOR rate. During the six months ended April 30, 2008, the Preferred Stock of each Fund was successfully auctioned at each auction date until February 13, 2008.

The low, high and average dividend rates on the Preferred Stock for each Fund for the six months ended April 30, 2008 were as follows:

-------------------------------------------------------------------------------
                                               Series   Low     High    Average
-------------------------------------------------------------------------------
BlackRock Preferred and
   Corporate Income
   Strategies Fund, Inc.:                      M7       3.853%  5.750%   4.625%
                                               T7       3.880   5.750    4.685
-------------------------------------------------------------------------------
BlackRock Preferred
   Income Strategies
   Fund, Inc.:                                 M7       3.853   5.750    4.577
                                               T7       3.796   5.750    4.668
                                               W7       3.936   5.850    4.627
                                               TH7      3.850   5.600    4.591
                                               W28      3.977   6.100    4.860
                                               TH28     3.954   5.750    4.851
                                               F7       3.790   5.750    4.546
-------------------------------------------------------------------------------

Since February 13, 2008, the Preferred Stock of the Funds failed to clear any of its auctions. As a result, the Preferred Stock dividend rates were reset to the maximum applicable rate, which ranged from 3.853% to 4.403%.A failed auction is not an event of default for the Funds but it is a liquidity event for the holders of the Preferred Stock. A failed auction occurs when there are more sellers of a fund's auction rate preferred stock than buyers. It is impossible to predict how long this imbalance will last. An auction for the Funds' Preferred Stock may not occur for some time, if ever, and even if liquidity does resume, holders of the Preferred Stock may not have the ability to sell the Preferred Stock at its liquidation preference.

A Fund may not declare dividends or make other distributions on Common Stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Stock is less than 200%.

The Preferred Stock is redeemable at the option of each Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated unpaid dividends whether or not declared. The Preferred Stock is also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Fund, as set forth in each Fund's Articles Supplementary, are not satisfied.


26          SEMI-ANNUAL REPORT                        APRIL 30, 2008

================================================================================

Notes to Financial Statements (concluded)

The holders of Preferred Stock have voting rights equal to the holders of Common Stock (one vote per share) and will vote together with holders of Common Stock (one vote per share) as a single class. However, holders of Preferred Stock, voting as a separate class, are also entitled to elect two Directors for each Fund. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Stock, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Stock, (b) change a Fund's subclassification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

5. Reverse Repurchase Agreements:

BlackRock Preferred and Corporate Income Strategies Fund, Inc.

For the six months ended April 30, 2008 the Fund's average amount of reverse repurchase agreements outstanding was approximately $314,000 and daily weighted average interest rate was 4.82%.

BlackRock Preferred Income Strategies Fund, Inc.

For the six months ended April 30, 2008 the Fund's average amount of reverse repurchase agreements outstanding was approximately $722,000 and daily weighted average interest rate was 3.82%.

6. Capital Loss Carryforward:

BlackRock Preferred and Corporate Income Strategies Fund, Inc.

As of October 31, 2007, the Fund had a capital loss carryforward of $31,784,984, of which $1,276,621 expires in 2011, $10,243,141 expires in 2012, $5,058,900 expires in 2013, $8,481,628 expires in 2014 and $6,724,694 expires in 2015.
These amounts will be available to offset future realized capital gains.

BlackRock Preferred Income Strategies Fund, Inc.

As of October 31, 2007, the Fund had a capital loss carryforward of $112,373,074, of which $62,733,648 expires in 2012, $17,911,331 expires in 2013,
$12,145,117 expires in 2014 and $19,582,978 expires in 2015. These amounts will be available to offset future realized capital gains.

7. Subsequent Event:

Each Fund paid a tax-exempt income dividend to holders of Common Stock per share on May 30, 2008 to shareholders of record on May 15, 2008, as follows:

-------------------------------------------------------------------------------
BlackRock Preferred and Corporate Income Strategies Fund, Inc. ...   $ 0.103300
BlackRock Preferred and Income Strategies Fund, Inc. .............   $ 0.114583
-------------------------------------------------------------------------------

The dividends declared on Preferred Stock for the period May 1, 2008 to May 31, 2008 for each Fund were as follows:

-------------------------------------------------------------------------------
                                                         Series   Dollar Amount
-------------------------------------------------------------------------------
BlackRock Preferred and Corporate Income Strategies
   Fund, Inc.:                                           M7          $ 194,895
                                                         T7          $ 146,874
-------------------------------------------------------------------------------
BlackRock Preferred Income Strategies Fund, Inc.:        M7          $ 153,748
                                                         T7          $ 204,512
                                                         W7          $ 258,608
                                                         TH7         $ 256,452
                                                         W28         $ 309,320
                                                         TH28        $ 321,680
                                                         F7          $ 214,172
-------------------------------------------------------------------------------

On June 2, 2008, the Funds announced the following redemptions of Preferred Stock at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

-------------------------------------------------------------------------------
                                                         Shares
                                           Redemption     to be     Aggregate
                                  Series      Date      Redeemed      Price
-------------------------------------------------------------------------------
BlackRock Preferred and
   Corporate Income
   Strategies Fund, Inc.:         M7       6/10/2008     1,365     $ 34,125,000
                                  T7       6/11/2008     1,365     $ 34,125,000
-------------------------------------------------------------------------------
BlackRock Preferred
   Income Strategies
   Fund, Inc.:                    M7       6/10/2008     1,400     $ 35,000,000
                                  T7       6/11/2008     1,400     $ 35,000,000
                                  W7        6/5/2008     1,400     $ 35,000,000
                                  TH7       6/6/2008     1,400     $ 35,000,000
                                  F7        6/9/2008     1,400     $ 35,000,000
                                  W28       6/5/2008     2,000     $ 50,000,000
                                  TH28     6/20/2008     2,000     $ 50,000,000
-------------------------------------------------------------------------------

The Funds will finance the Preferred Stock redemptions with cash received from reverse repurchase agreement transactions.


            SEMI-ANNUAL REPORT                        APRIL 30, 2008          27

================================================================================

Officers and Directors

G. Nicholas Beckwith, III, Director
Richard E. Cavanagh, Director
Richard S. Davis, Director
Kent Dixon, Director
Frank J. Fabozzi, Director
Kathleen F. Feldstein, Director
James T. Flynn, Director
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director
Karen P. Robards, Director
Robert S. Salomon, Jr., Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Funds
Howard Surloff, Secretary

Custodian

State Street Bank and Trust Company
Boston, MA 02101

Transfer Agents
Common Stock:

Computershare Trust Company, N.A.
Providence, RI 02940

Preferred Stock:

BNY Mellon Shareowner Services
Jersey City, NJ 07310

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036


28          SEMI-ANNUAL REPORT                        APRIL 30, 2008

================================================================================

Additional Information

--------------------------------------------------------------------------------
   Availability of Quarterly Schedule of Investments
--------------------------------------------------------------------------------

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds' Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

--------------------------------------------------------------------------------
   Electronic Delivery
--------------------------------------------------------------------------------

Electronic copies of most financial reports are available on the Funds' websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Funds' electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

--------------------------------------------------------------------------------
   General Information
--------------------------------------------------------------------------------

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock's website, which can be accessed at http://www.blackrock.com. This reference to BlackRock's website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock's website into this report.


            SEMI-ANNUAL REPORT                        APRIL 30, 2008          29

================================================================================

--------------------------------------------------------------------------------
   Deposit Securities
--------------------------------------------------------------------------------

Effective May 30, 2008, following approval by the Funds' Board and the applicable ratings agencies, the definition of "Deposited Securities" in the Funds' Articles Supplementary was amended in order to facilitate the redemption of the Funds' Preferred Stock. The following phrase was added to the definition of "Deposit Securities" found in the Funds' Articles Supplementary:

      ; provided, however, that solely in connection with any redemption of AMPS, the term Deposit Securities shall include (i) any committed financing pursuant to a credit agreement, reverse repurchase agreement facility or similar credit arrangement, in each case which makes available to the Corporation, no later than the day preceding the applicable redemption date, cash in an amount not less than the aggregate amount due to Holders by reason of the redemption of their shares of AMPS on such redemption date; and (ii) cash amounts due and payable to the Corporation out of a sale of its securities if such cash amount is not less than the aggregate amount due to Holders by reason of the redemption of their shares of AMPS on such redemption date and such sale will be settled not later than the day preceding the applicable redemption date.

--------------------------------------------------------------------------------
   BlackRock Privacy Principles
--------------------------------------------------------------------------------

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


30          SEMI-ANNUAL REPORT                        APRIL 30, 2008

================================================================================

Additional Information (concluded)

--------------------------------------------------------------------------------
   Section 19 Notices (Unaudited)
--------------------------------------------------------------------------------

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund's investment experience during the remainder of its fiscal year and may be subject to changes based on the tax regulations. The Fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

------------------------------------------------------------------------------------------------------------------------
                                 Total Fiscal Year to Date Cumulative       Percentage of Fiscal Year to Date Cumulative
                                       Distributions by Character                    Distributions by Character
                              -------------------------------------------   --------------------------------------------
                                              Net                                          Net
                                  Net      Realized    Return   Total Per       Net      Realized    Return    Total Per
                              Investment   Capital      of        Common    Investment   Capital      of        Common
Fund                            Income      Gains     Capital     Share       Income      Gains     Capital      Share
------------------------------------------------------------------------------------------------------------------------
BlackRock Preferred
and Corporate Income
Strategies Fund, Inc.           $ 0.57       $ --     $ 0.12      $ 0.69        83%         --%        17%       100%
BlackRock Preferred
Income Strategies
Fund, Inc.                        0.61         --       0.04        0.65        94          --          6        100
------------------------------------------------------------------------------------------------------------------------

Each Fund estimates that it has distributed more than its income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to the shareholder. A return of capital does not necessarily reflect the Fund's investment performance and should not be confused with 'yield' or 'income'.


            SEMI-ANNUAL REPORT                        APRIL 30, 2008          31

GO
[PAPERLESS LOGO]
   It's Fast, Convenient, & Timely!

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds leverage their Common Stock, which creates risks for Common Stock shareholders, including the likelihood of greater volatility of net asset value and market price of Common Stock shares, and the risk that fluctuations in short-term dividend rates of the Preferred Stock, currently set at the maximum reset rate as a result of failed auctions, may affect the yield to Common Stock shareholders. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov. Information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
BlackRock Preferred Income Strategies Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809


                                                                       BLACKROCK
                                                                     #PCPIS-4/08

Item 2 -  Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Investments (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
          (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - The registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 - Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1)- Code of Ethics - Not Applicable to this semi-annual report

12(a)(2)- Certifications - Attached hereto

12(a)(3)- Not Applicable

12(b) -   Certifications - Attached hereto

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          BlackRock Preferred and Corporate Income Strategies Fund, Inc.

          By:    /s/ Donald C. Burke
                 -------------------------------
                 Donald C. Burke
                 Chief Executive Officer of
                 BlackRock Preferred and Corporate Income Strategies Fund, Inc.

          Date: June 23, 2008

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          By:    /s/ Donald C. Burke
                 -------------------------------
                 Donald C. Burke
                 Chief Executive Officer (principal executive officer) of BlackRock Preferred and Corporate Income Strategies Fund, Inc.

          Date: June 23, 2008

          By:    /s/ Neal J. Andrews
                 -------------------------------
                 Neal J. Andrews
                 Chief Financial Officer (principal financial officer) of BlackRock Preferred and Corporate Income Strategies Fund, Inc.

Date: June 23, 2008